Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Customer Segment Unit	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Provision for doubtful accounts	$ 20	$ 20
Number of major customers | Customer	3
Percentage of revenue contributed by major customers	34.00%
Number of Operating Segments | Segment	1
Termination of lease agreements	$ 0	620	$ 0
Value of right of use asset and a lease liability				$ 1,651
Impairment of goodwill	0	25,561	0
Impairment loss	$ 0	$ 5,264	$ 0
Number of reporting units | Unit	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Remaining lease terms	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Remaining lease terms	6 years